Supplemental guarantor financial information (Condensed consolidated statement of comprehensive income - AGAT/AICDC Notes) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Condensed Statement of Income Captions [Line Items]
Net income (loss)	$ 1,166,777	$ 1,017,497	$ 1,080,353
Other comprehensive income:
Net change in fair value of derivatives, net of tax	(89,918)	(14,559)	14,918
Actuarial gain on pension obligations, net of tax	(1,845)	(1,539)	1,125
Total other comprehensive income (loss)	(91,763)	(16,098)	16,043
Comprehensive income	1,075,014	1,001,399	1,096,396
Comprehensive income attributable to non-controlling interest	(21,083)	(1,865)	(4,202)
Total comprehensive income attributable to AerCap Holdings N.V.	1,053,931	999,534	1,092,194
AerCap Trust & AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income (loss)	1,167,000	1,017,000	1,080,000
Other comprehensive income:
Net change in fair value of derivatives, net of tax	(90,000)	(14,000)	15,000
Actuarial gain on pension obligations, net of tax	(2,000)	(2,000)	1,000
Total other comprehensive income (loss)	(92,000)	(16,000)	16,000
Comprehensive income	1,075,000	1,001,000	1,096,000
Comprehensive income attributable to non-controlling interest	(21,000)	(1,000)	(4,000)
Total comprehensive income attributable to AerCap Holdings N.V.	1,054,000	1,000,000	1,092,000
Eliminations | AerCap Trust & AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income (loss)	(1,843,000)	(1,985,000)	(1,989,000)
Other comprehensive income:
Net change in fair value of derivatives, net of tax	0	0	0
Actuarial gain on pension obligations, net of tax	0	0	0
Total other comprehensive income (loss)	0	0	0
Comprehensive income	(1,843,000)	(1,985,000)	(1,989,000)
Comprehensive income attributable to non-controlling interest	0	0	0
Total comprehensive income attributable to AerCap Holdings N.V.	(1,843,000)	(1,985,000)	(1,989,000)
AerCap Holdings N.V. | Reportable Legal Entities | AerCap Trust & AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income (loss)	1,146,000	1,016,000	1,076,000
Other comprehensive income:
Net change in fair value of derivatives, net of tax	0	0	0
Actuarial gain on pension obligations, net of tax	0	0	0
Total other comprehensive income (loss)	0	0	0
Comprehensive income	1,146,000	1,016,000	1,076,000
Comprehensive income attributable to non-controlling interest	0	0	0
Total comprehensive income attributable to AerCap Holdings N.V.	1,146,000	1,016,000	1,076,000
Guarantors | Reportable Legal Entities | AerCap Trust & AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income (loss)	1,238,000	1,046,000	944,000
Other comprehensive income:
Net change in fair value of derivatives, net of tax	(84,000)	(14,000)	13,000
Actuarial gain on pension obligations, net of tax	(2,000)	(2,000)	0
Total other comprehensive income (loss)	(86,000)	(16,000)	13,000
Comprehensive income	1,152,000	1,030,000	957,000
Comprehensive income attributable to non-controlling interest	(17,000)	0	0
Total comprehensive income attributable to AerCap Holdings N.V.	1,135,000	1,030,000	957,000
Non- Guarantors | Reportable Legal Entities | AerCap Trust & AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income (loss)	(264,000)	(363,000)	(349,000)
Other comprehensive income:
Net change in fair value of derivatives, net of tax	(6,000)	0	2,000
Actuarial gain on pension obligations, net of tax	0	0	1,000
Total other comprehensive income (loss)	(6,000)	0	3,000
Comprehensive income	(270,000)	(363,000)	(346,000)
Comprehensive income attributable to non-controlling interest	(4,000)	(1,000)	(4,000)
Total comprehensive income attributable to AerCap Holdings N.V.	(274,000)	(364,000)	(350,000)
AerCap Global Aviation Trust (a) | Reportable Legal Entities | AerCap Trust & AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income (loss)	542,000	724,000	775,000
Other comprehensive income:
Net change in fair value of derivatives, net of tax	0	0	0
Actuarial gain on pension obligations, net of tax	0	0	0
Total other comprehensive income (loss)	0	0	0
Comprehensive income	542,000	724,000	775,000
Comprehensive income attributable to non-controlling interest	0	0	0
Total comprehensive income attributable to AerCap Holdings N.V.	542,000	724,000	775,000
AerCap Ireland Capital Designated Activity Company (a) | Reportable Legal Entities | AerCap Trust & AICDC Notes
Condensed Statement of Income Captions [Line Items]
Net income (loss)	348,000	579,000	623,000
Other comprehensive income:
Net change in fair value of derivatives, net of tax	0	0	0
Actuarial gain on pension obligations, net of tax	0	0	0
Total other comprehensive income (loss)	0	0	0
Comprehensive income	348,000	579,000	623,000
Comprehensive income attributable to non-controlling interest	0	0	0
Total comprehensive income attributable to AerCap Holdings N.V.	$ 348,000	$ 579,000	$ 623,000